SUPPLEMENT DATED MAY 1, 2026 TO

PROSPECTUS DATED APRIL 30, 2010 (AS SUPPLEMENTED) FOR

FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

THROUGH ITS

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read the supplement carefully and keep it with your prospectus for future reference.

Asset Allocation Program — Model Update

Effective after the close of business July 24, 2026, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

Certain of the underlying Portfolios that are included in the Investment Strategies for living benefit riders available in your contract may employ risk management strategies that are intended to control the Portfolios’ overall volatility, and for some Portfolios, to also reduce the downside exposure of the Portfolios during significant market downturns.

These Portfolios are included in the Investment Strategies in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a living benefit rider. At the same time, risk management strategies in periods of high market volatility or other market conditions could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these Portfolios align with your investment objectives. For more information about the Portfolios and the investment strategies they employ, please refer to the Portfolios’ current prospectuses. Portfolio prospectuses are available by contacting us.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

40725NY SUPP 05/01/26

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 24, 2026

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Invesco V.I. Core Equity Fund — Series I shares	5.0%	9.0%	14.0%	19.0%	23.0%
	Invesco V.I. Main Street Fund® — Series II shares	5.0%	10.0%	15.0%	20.0%	25.0%
Large Cap Growth	Fidelity VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	Invesco V.I. EQV International Equity Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Value	Invesco V.I. Comstock Fund — Service II shares	1.0%	3.0%	4.0%	5.0%	7.0%
Mid Cap Growth	Federated Hermes Kaufmann Fund II — Service Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Value	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® — Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	Fidelity VIP Investment Grade Bond Portfolio — Service Class 2	22.0%	16.0%	11.0%	5.0%	0.0%
	PIMCO VIT Total Return Portfolio — Administrative Class Shares	22.0%	16.0%	11.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	6.0%	5.0%	3.0%	2.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Long Duration	PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares	12.0%	8.0%	6.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 24, 2026

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	AB VPS International Value Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Core Equity Fund — Series I shares	5.0%	10.0%	15.0%	20.0%	25.0%
	Invesco V.I. EQV International Equity Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Main Street Fund® — Series II shares	5.0%	10.0%	15.0%	20.0%	25.0%
Large Cap Growth	Fidelity VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
Large Cap Value	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Comstock Fund — Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Blend	State Street Real Estate Securities V.I.S. Fund — Class 1 Shares	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	Fidelity VIP Investment Grade Bond Portfolio — Service Class 2	16.0%	11.0%	8.0%	3.0%	0.0%
	PIMCO VIT Total Return Portfolio — Administrative Class Shares	16.0%	11.0%	8.0%	3.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	6.0%	5.0%	3.0%	2.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	24.0%	18.0%	12.0%	6.0%	0.0%
Long Duration	PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

BUILD YOUR OWN ASSET ALLOCATION MODEL

Core Asset Class (20% to 80%)	Specialty Asset Class (0% to 20%)	Fixed Income Asset Class (20% to 60%)

AB VPS Balanced Hedged Allocation Portfolio — Class B

AB VPS Relative Value Portfolio — Class B

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

CTIVP® — Principal Large Cap Growth Fund — Class 1

Fidelity VIP Balanced Portfolio — Service Class 2

Fidelity VIP Contrafund® Portfolio — Service Class 2

Fidelity VIP Equity-Income PortfolioSM — Service Class 2

Fidelity VIP Growth & Income Portfolio — Service Class 2

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Growth VIP Fund — Class 2 Shares

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Discovery Large Cap Fund — Series II shares

Invesco V.I. Equity and Income Fund — Series II shares

Invesco V.I. EQV International Equity Fund — Series II shares

Invesco V.I. Global Fund — Series II shares

Invesco V.I. Main Street Fund® — Series II shares

Janus Henderson Balanced Portfolio — Service Shares

MFS® Total Return Series — Service Class Shares

State Street Total Return V.I.S. Fund — Class 3 Shares

State Street U.S. Equity V.I.S. Fund — Class 1 Shares

AB VPS International Value Portfolio — Class B

AB VPS Small Cap Growth Portfolio — Class B

AB VPS Sustainable Global Thematic Portfolio — Class B

Allspring VT Discovery All Cap Fund — Class 2

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Eaton Vance VT Floating-Rate Income Fund

Federated Hermes High Income Bond Fund II — Service Shares

Federated Hermes Kaufmann Fund II — Service Shares

Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2

Fidelity VIP Growth Portfolio — Service Class 2

Fidelity VIP Growth Opportunities Portfolio — Service Class 2

Fidelity VIP Mid Cap Portfolio — Service Class 2

Fidelity VIP Value Strategies Portfolio — Service Class 2

Invesco V.I. Main Street Small Cap Fund® — Series II shares

Janus Henderson Forty Portfolio — Service Shares

LVIP American Century Inflation Protection Fund — Service Class

MFS® Utilities Series — Service Class Shares

PIMCO VIT All Asset Portfolio — Advisor Class Shares

PIMCO VIT High Yield Portfolio — Administrative Class Shares

PSF PGIM Jennison Blend Portfolio— Class II Shares

PSF PGIM Jennison Growth Portfolio — Class II Shares

State Street Real Estate Securities V.I.S. Fund — Class 1 Shares

State Street Small-Cap Equity V.I.S. Fund — Class 1 Shares

Fidelity VIP Investment Grade Bond Portfolio — Service Class 2

PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares

PIMCO VIT Low Duration Portfolio — Administrative Class Shares

PIMCO VIT Total Return Portfolio — Administrative Class Shares